Balances Payable to Related Parties (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Housing Development Finance Corporation Limited INR	Mar. 31, 2010 Housing Development Finance Corporation Limited INR	Mar. 31, 2011 Others INR	Mar. 31, 2010 Others INR
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	$ 188.7	8,405.6	11,017.8	6,600.2	9,287.9	1,805.4	1,729.9
Balances in interest- bearing deposits	220.2	9,808.6	15,691.5	9,598.0	15,000.0	210.6	691.5
Accounts payable			1.5		1.5
Total	$ 408.9	18,214.2	26,710.8	16,198.2	24,289.4	2,016.0	2,421.4